Financial risk management (Schedule of Contractual Maturities of Financial Liabilities) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 10,393
Per-payment facilities	15,000
Interest on credit facilities	1,601
Leases	1,438
Other long-term liabilities	564
Total contractual maturities of financial liabilities on an undiscounted basis	28,996
Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	10,393
Per-payment facilities	4,000
Interest on credit facilities	856
Leases	290
Other long-term liabilities
Total contractual maturities of financial liabilities on an undiscounted basis	15,539
2 - 3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Per-payment facilities	11,000
Interest on credit facilities	745
Leases	563
Other long-term liabilities	95
Total contractual maturities of financial liabilities on an undiscounted basis	12,403
4 - 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Per-payment facilities
Interest on credit facilities
Leases	540
Other long-term liabilities
Total contractual maturities of financial liabilities on an undiscounted basis	540
Over 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Per-payment facilities
Interest on credit facilities
Leases	45
Other long-term liabilities	469
Total contractual maturities of financial liabilities on an undiscounted basis	$ 514